PROSPECTUS SUPPLEMENT
NORTHERN FUNDS — EQUITY INDEX FUNDS
SUPPLEMENT DATED MARCH 31, 2008 TO PROSPECTUS DATED JULY 31, 2007
The following supplements the second paragraph under “Fund Management” on page 26 of the Prospectus:
Effective March 31, 2008, the managers for the Global Real Estate Index Fund are Shaun Murphy and Thomas E. O’Brien. Mr. Murphy, Senior Vice President of Northern Trust, has had such responsibility for the Fund since November 2006. He is the team leader for international quantitative equity products. Prior to joining Northern Trust in June 2004, Mr. Murphy was a portfolio manager with State Street Global Advisors. Mr. O’Brien, Vice President of Northern Trust, has had responsibility for the Fund since March 2008. He has managed various quantitative equity portfolios since joining Northern Trust in November 2004. From 1997 to 2004, Mr. O’Brien was a principal at State Street Global Advisors in Boston.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated March 31, 2008 to Statement of Additional Information dated July 31, 2007
The information on beginning page 42 with respect to Steven J. Santiccioli, portfolio manager of the Global Real Estate Index Fund, is deleted and replaced with the following:
PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Global Real Estate Index Fund	Shaun Murphy and Thomas E. O’Brien
Accounts Managed by the Portfolio Managers
The table below discloses accounts within each type of category listed below for which Thomas E. O’Brien is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

			Number of Accounts
	Total Number		Managed that	Total Assets that
	of Accounts	Total Assets	Advisory Fee Based	Advisory Fee Based
Type of Accounts	Managed	(in Millions)	on Performance	on Performance
Northern Funds:*	0	$0	0	$0
Northern Institutional Funds:*	0	$0	0	$0
Other Registered Investment Companies:*	0	$0	0	$0
Other Pooled Investment Vehicles:*	3	$2,800	0	$0
Other Accounts:*	6	$8,000	0	$0

*	Information is as of February 29, 2008.
Disclosure of Securities Ownership:

Thomas E. O’Brien*	Global Real Estate Index Fund	$0

*	Information is as of February 29, 2008.